Closure and Rehabilitation Provisions - Summary of Closure and Rehabilitation Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of other provisions [line items]
Current	$ 2,810	$ 2,175
Non-current	11,185	8,928
Closure and rehabilitation provisions [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	6,977	6,330
Increases to existing and new provisions	731	318
Exchange translation	(19)	(7)
Released during the year	(43)	(33)
Amortisation of discounting impacting net finance costs	356	353
Utilisation	(258)	(201)
Exchange variations impacting foreign currency translation reserve	(1)	(2)
Divestment and demerger of subsidiaries and operations		(80)
Other movements		(1)
At the end of the financial year	8,810	6,977
Current	373	361
Non-current	8,437	6,616
Closure and rehabilitation provisions [member] | Operating sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	5,535
Change in estimate	1,255	494
Exchange translation	(188)	(194)
At the end of the financial year	6,636	5,535
Closure and rehabilitation provisions [member] | Closed sites [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	1,442
At the end of the financial year	$ 2,174	$ 1,442